Immaterial Reclassification and Adjustment of Prior Periods - Additional Information (Detail) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Error Corrections And Prior Period Adjustments Restatement [Line Items]
Increase in accrued expenses		$ 2,381	$ 3,556	$ 2,905
Decrease in retained earnings	[1]	$ 809,734	759,356
Revenue Recognition
Error Corrections And Prior Period Adjustments Restatement [Line Items]
Cumulative effect on retained earnings balance			(4,245)	$ (4,245)	$ (4,245)
Increase in accrued expenses			4,245
Decrease in retained earnings			$ (4,245)

[1]	Certain amounts as of December 31, 2017 have been adjusted to defer acquisition fees of the managed fleet as earned over the deemed lease term (see Note 2 “Immaterial Reclassification and Adjustment of Prior Periods”).